SCHEDULE OF TRADE AND OTHER RECEIVABLES (CURRENT) (Details) - AUD ($)		Jun. 30, 2024	Jun. 30, 2023
Trade And Other Receivables
Trade receivables		$ 209,254	$ 1,080,479
Less: impairment loss			(888,576)
Net trade receivables		209,254	191,903
Other receivables	[1]	1,917,299	1,729,754
Total net current trade and other receivables		$ 2,126,553	$ 1,921,657

[1]	Other receivables includes the R&D tax incentive refund accrued for the 2024 financial year A$1,839,023 (2023: A$1,616,064).